Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net Income (Loss)	$ (1,361,018)	$ (345,611)	$ 5,114,684	$ (16,312,705)	$ (11,219,851)
Adjustments to reconcile net income (loss) to net cash from operating activities:
Depreciation and amortization	709,959	58,774	127,051	183,097	87,973
Interest expense for convertible notes				221,788
Amortization of right-of-use assets	14,730
Bad debt expense	29,334		1,428,805	349,419	491,868
(Gain) loss on disposal of subsidiaries	8,241		(8,220,215)	28,648	(14,002)
Impairment of goodwill				7,362,187	6,244,555
Change in operating assets and liabilities:
Account receivable, net	(713,473)	886,150	1,110,936	1,026,666	(4,102,339)
Prepaid expenses				2,104
Inventories, net	(46,692)	2,190		240,497	88,132
Other current assets	344,306	(291,199)	(7,766,680)	(198,684)	(345,447)
Advances to suppliers, net	6,903,386	(13,067,059)	(16,828,847)	366,038	(1,150,942)
Rent deposit
Accounts payable	732,800	(754,939)	(754,262)	(2,306,527)	3,331,146
Contract liabilities	18,518	88,874	127,046	279,817	(406,624)
Tax payable	25,799	(377,474)	(380,951)	231,703	204,232
Lease liabilities	(13,864)	(60,419)		(104,678)	232,562
Accrued expenses and other current liabilities	75,914	1,006,851	11,977,824	1,207,791	1,036,397
Net cash used in operating activities	6,727,940	(12,853,862)	(14,064,609)	(7,422,839)	(5,522,340)
Cash flows from investing activities:
Purchase of intangible assets	(15,899,767)
Disposal of subsidiaries, net of cash disposed
Cash paid out for loan receivables from third parties			(943,376)
Purchase of property and equipment				(5,539)	(25,916)
Net cash used in investing activities	(15,899,767)		(943,376)	(5,539)	(25,916)
Cash flows from financing activities:
Proceeds from related parties loans		204,475
Repayment of related party loans	(1,291,608)	(167,180)
(Payment to) Proceeds from related parties loans			(2,223,362)	222,218	(2,763,012)
Proceeds from convertible promissory notes					5,550,607
Shares based compensation granted to employees			442,883
Proceeds from borrowings					285,255
Repayment of Bank loans		(9,630)		(117,298)	(195,350)
Capital contributions				171,874
Issuance of shares of common stock			47,748,628
Net cash provided by financing activities	(1,291,608)	27,665	45,968,149	276,794	2,877,500
Effect of changes of foreign exchange rate on cash	407,539	(141,762)	(3,625,234)	(503,137)	(246,808)
Net increase (decrease) in Cash and cash equivalents	(10,055,896)	(12,967,959)	27,334,930	(7,654,721)	(2,917,564)
Cash, cash equivalents and restricted cash at the Beginning of financial year	43,396,977	16,062,047	16,062,047	23,716,768	26,634,332
Cash, cash equivalents and restricted cash at the end of the year	33,341,081	3,094,088	43,396,977	16,062,047	23,716,768
Cash, cash equivalents and restricted cash
Cash and cash equivalents	33,341,081		43,396,977	16,060,686	23,716,768
Restricted cash				1,361
Cash, cash equivalents and restricted cash at the end of the year			43,396,977	16,062,047	23,716,768
SUPPLEMENTARY NON-CASH FLOW INFORMATION:
Lease liabilities arising from obtaining right-of-use assets	$ 209,858
Right of use assets obtained in exchange for operating lease liabilities					302,631
Deferred offering cost reduces additional paid-in capital					$ (9,893)